UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2009 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

January 31, 2009

Shares		Value
COMMON STOCKS—93.85%

MALAYSIA—2.60%
Construction Engineering—0.57%
807,500	Gamuda Berhad	426,299

Electrical Products & Computers—1.56%
2,229,000	YTL Power International Berhad	1,170,550

Plantation—0.47%
128,700	Kuala Lumpur Kepong Berhad	355,811

Total Malaysia Common Stocks		1,952,660

SINGAPORE—91.21%
Banks—20.97%
2,067,000	Oversea-Chinese Banking Corp. Ltd.	7,073,828
1,102,000	United Overseas Bank Ltd.	8,699,711
		15,773,539

Commercial Services—1.18%
654,000	SIA Engineering Co. Ltd. †	890,920

Communications - Media—3.38%
1,360,000	Singapore Press Holdings Ltd.	2,539,522

Conglomerate—7.93%
200,800	Jardine Matheson Holdings Ltd.	3,979,856
1,750,000	Noble Group Ltd.	1,221,052
500,000	Sembcorp Industries Ltd. †	760,873
		5,961,781

Diversified—2.92%
216,000	Jardine Strategic Holdings Ltd.	2,194,560

Diversified Financial—2.93%
640,000	Singapore Exchange Ltd.	2,203,010

Electrical Products & Computers—1.46%
4,290,000	CSE Global Ltd.	1,097,551

Electronic Components—1.88%
521,000	Venture Corp. Ltd.	1,416,015

Food, Beverage, Tobacco—2.78%
64,800	Dairy Farm International Holdings Ltd.	281,880
2,199,500	Olam International Ltd.	1,812,393
		2,094,273

1

Health & Personal Care—4.21%
1,644,000	Wilmar International Ltd.	3,168,156

Industrial—4.64%
2,305,000	Singapore Technologies Engineering Ltd. †	3,492,308

Property Development—6.18%
1,000,000	Capitaland Ltd. †	1,594,843
200,000	City Developments Ltd.	753,564
981,000	Hongkong Land Holdings, Ltd.	2,099,340
1,662,000	Pan Hong Property Group Ltd. @	196,588
		4,644,335

Real Estate Investment Trust—2.97%
524,000	Ascendas Real Estate Investment Trust	484,660
1,978,000	CDL Hospitality Trusts	854,371
1,000,000	Frasers Centerpoint Trust	458,517
1,000,000	Suntec Real Estate Investment Trust	438,582
		2,236,130

Shipyards—4.99%
1,101,000	Keppel Corp. Ltd. †	2,963,119
750,000	Sembcorp Marine Ltd. †	792,438
		3,755,557

Telecommunications—15.52%
6,602,000	Singapore Telecommunications Ltd. †	11,669,814

Transportation - Air—5.30%
538,340	Singapore Airlines Ltd. †	3,985,187

Transportation - Land—1.97%
1,404,000	SMRT Corp., Ltd. †	1,483,444

Total Singapore Common Stocks		68,606,102

THAILAND—0.04%
Communication—0.04%
14,500	Advanced Info Service Public Co., Ltd.	31,152

Total Common Stocks (Cost—$97,084,423)		70,589,914

Principal
Amount
(000)
TIME DEPOSITS—1.11%

U.S. DOLLAR —1.11%
831	Bank of New York, 0.05%, due 2/2/09 (Cost—$831,157)	831,157

Total Investments—94.96% (Cost—$97,915,580)		71,421,071

2

Other assets less liabilities—5.04%			3,792,477

NET ASSETS	(Applicable to 9,477,893 shares of capital stock outstanding; equivalent to $7.94 per share)	–100.00%	$75,213,548

†	Deemed to be an affiliated issuer (see next page).

@

Fair valued security. This security has been valued in good faith in a manner as prescribed by the Board of Directors. At January 31, 2009 this security had a market value of $196,588, representing 0.26% of net assets.

See accompanying notes to financial statements.

3

Affiliated Holdings

Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager.  Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

	Number			Number
	of Shares			of Shares	Market
	Held			Held	Value at
	October 31,	Purchase	Sales	January 31,	January 31,	Dividend
Name of Affiliated Holding	2008	Cost	Cost	2009	2009	Income
Capitaland Ltd.	1,000,000	$—	$—	1,000,000	$1,594,843	$—
Keppel Corp. Ltd.	1,101,000	—	—	1,101,000	2,963,119	—
SIA Engineering Co. Ltd.	654,000	—	—	654,000	890,920	21,587
Sembcorp Industries Ltd.	500,000	—	—	500,000	760,873	—
Sembcorp Marine Ltd.	750,000	—	—	750,000	792,438	—
Singapore Airlines Ltd.	538,340	—	—	538,340	3,985,187	70,456
Singapore Petroleum Co. Ltd.	445,000	—	2,173,750	—	—	—
Singapore Technologies Engineering Ltd.	2,560,000	—	612,278	2,305,000	3,492,308	—
Singapore Telecommunications Ltd.	6,614,000	379,887	584,197	6,602,000	11,669,814	268,463
SMRT Corp., Ltd.	3,401,000	—	2,705,758	1,404,000	1,483,444	39,499
Total					$27,632,946	$400,005

Fair Value Measurements - In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. There has been no impact to the Fund as a result of the adoption of FAS 157.

In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of  January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 – Quoted Prices	$70,589,914	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$70,589,914	$—

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of January 31, 2009 is presented.

For federal income tax purposes, the cost of securities owned at January 31, 2009 was $97,147,408, excluding short-term interest-bearing investments.  At January 31, 2009, the net unrealized depreciation on investments, excluding short-term securities, of $(26,557,494) was composed of gross appreciation of $402,302 for those investments having an excess of value over cost, and gross depreciation of $26,959,796 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Vice President and Principal Executive Officer

Date: March 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: March 4, 2009
John J. O’Keefe, Vice President and Principal Executive Officer

\s\ Masamichi Yokoi		Date: March 4, 2009
Masamichi Yokoi, Chairman